JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.4%
General Dynamics Corp.	9,342	2,400,707
Huntington Ingalls Industries, Inc.	6,062	1,195,790
L3Harris Technologies, Inc.	9,103	1,929,927
RTX Corp.	29,272	3,774,625
Textron, Inc.	16,051	1,228,062
		10,529,111
Automobiles & Parts — 1.6%
Aptiv plc *	18,023	1,124,996
BorgWarner, Inc.	32,950	1,051,105
Ford Motor Co.	234,998	2,368,780
General Motors Co.	53,819	2,661,888
Gentex Corp.	43,274	1,121,662
Genuine Parts Co.	11,382	1,323,157
Lear Corp.	9,547	898,277
LKQ Corp.	31,275	1,169,372
		11,719,237
Banks — 6.0%
Bank of America Corp.	73,865	3,419,949
Bank OZK	20,966	1,064,863
BOK Financial Corp.	5,830	643,749
Citigroup, Inc.	65,415	5,326,743
Citizens Financial Group, Inc.	41,749	1,986,000
Columbia Banking System, Inc.	44,919	1,253,240
Comerica, Inc.	24,275	1,634,193
Fifth Third Bancorp	45,594	2,020,270
First Hawaiian, Inc.	35,737	987,056
First Horizon Corp.	69,476	1,520,830
FNB Corp.	96,012	1,506,428
Huntington Bancshares, Inc.	117,418	2,019,590
KeyCorp	87,484	1,572,962
M&T Bank Corp.	9,516	1,915,000
PNC Financial Services Group, Inc. (The)	4,501	904,476
Popular, Inc. (Puerto Rico)	15,502	1,595,776
Prosperity Bancshares, Inc.	13,539	1,083,120
Regions Financial Corp.	76,209	1,877,790
Synovus Financial Corp.	29,932	1,688,763
Truist Financial Corp.	63,173	3,008,298
US Bancorp	61,043	2,916,635
Webster Financial Corp.	21,060	1,268,654
Western Alliance Bancorp	17,618	1,548,094
Zions Bancorp NA	23,474	1,358,206
		44,120,685
Beverages — 0.2%
Molson Coors Beverage Co., Class B	28,107	1,538,858
Chemicals — 0.7%
Celanese Corp.	4,094	290,838

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
CF Industries Holdings, Inc.	4,948	456,255
FMC Corp.	15,665	873,793
LyondellBasell Industries NV, Class A	22,206	1,680,994
Mosaic Co. (The)	61,575	1,717,327
		5,019,207
Construction & Materials — 1.4%
A O Smith Corp.	6,156	414,299
Acuity Brands, Inc.	4,327	1,438,251
Builders FirstSource, Inc. *	10,678	1,786,216
CRH plc	22,938	2,271,550
Everus Construction Group, Inc. *	11,802	812,096
Fortune Brands Innovations, Inc.	11,291	809,226
Louisiana-Pacific Corp.	7,863	919,735
Owens Corning	9,308	1,717,791
		10,169,164
Consumer Services — 0.8%
eBay, Inc.	34,760	2,345,605
Grand Canyon Education, Inc. *	157	27,575
H&R Block, Inc.	25,357	1,402,496
Service Corp. International	20,264	1,583,024
U-Haul Holding Co. *	5,358	390,437
		5,749,137
Electricity — 1.9%
Brookfield Renewable Corp. (Canada)	29,034	774,918
Clearway Energy, Inc., Class C	27,183	704,855
Consolidated Edison, Inc.	22,561	2,114,868
Dominion Energy, Inc.	12,376	687,982
Entergy Corp.	29,774	2,414,076
Evergy, Inc.	28,510	1,829,487
Exelon Corp.	41,495	1,659,800
OGE Energy Corp.	39,406	1,664,115
Pinnacle West Capital Corp.	18,321	1,593,194
PPL Corp.	6,175	207,480
		13,650,775
Electronic & Electrical Equipment — 1.2%
Crane NXT Co.	18,132	1,159,904
Johnson Controls International plc	33,489	2,612,142
nVent Electric plc	3,621	235,691
Pentair plc	17,473	1,811,600
Sensata Technologies Holding plc	41,586	1,129,476
WESCO International, Inc.	8,094	1,497,390
		8,446,203
Finance & Credit Services — 0.7%
Ally Financial, Inc.	41,802	1,629,024

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
MGIC Investment Corp.	61,398	1,568,105
OneMain Holdings, Inc.	28,482	1,581,890
		4,779,019
Food Producers — 1.9%
Archer-Daniels-Midland Co.	36,060	1,847,354
Bunge Global SA	12,244	932,136
Conagra Brands, Inc.	53,095	1,374,629
General Mills, Inc.	29,970	1,802,396
Hormel Foods Corp.	24,521	735,139
Ingredion, Inc.	7,697	1,050,179
J M Smucker Co. (The)	9,444	1,009,469
Kraft Heinz Co. (The)	60,926	1,818,032
Pilgrim's Pride Corp. *	12,600	586,404
Post Holdings, Inc. *	8,372	888,771
The Campbell's Co.	30,367	1,177,329
Tyson Foods, Inc., Class A	11,637	657,374
		13,879,212
Gas, Water & Multi-utilities — 0.6%
MDU Resources Group, Inc.	52,652	938,259
National Fuel Gas Co.	24,739	1,732,472
UGI Corp.	58,004	1,782,463
		4,453,194
General Industrials — 2.4%
Amcor plc	162,041	1,575,038
Berry Global Group, Inc.	21,439	1,456,137
Crown Holdings, Inc.	18,137	1,593,517
Dover Corp.	10,621	2,163,285
Dow, Inc.	37,810	1,476,480
DuPont de Nemours, Inc.	27,282	2,095,258
Graphic Packaging Holding Co.	53,992	1,481,001
Packaging Corp. of America	8,135	1,729,989
Parker-Hannifin Corp.	1,539	1,088,150
Sealed Air Corp.	23,264	810,285
Silgan Holdings, Inc.	28,879	1,588,923
Sonoco Products Co.	17,748	845,515
		17,903,578
Health Care Providers — 3.1%
Centene Corp. *	26,491	1,696,219
Cigna Group (The)	11,068	3,256,316
Elevance Health, Inc.	8,416	3,330,211
Encompass Health Corp.	10,929	1,084,922
Humana, Inc.	5,148	1,509,548
Premier, Inc., Class A	36,954	837,378
Tenet Healthcare Corp. *	9,523	1,341,695

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
UnitedHealth Group, Inc.	15,538	8,429,210
Universal Health Services, Inc., Class B	7,609	1,434,753
		22,920,252
Household Goods & Home Construction — 1.6%
DR Horton, Inc.	15,282	2,168,516
Leggett & Platt, Inc.	68,925	727,848
Lennar Corp., Class A	14,080	1,847,859
Millrose Properties, Inc., REIT, Class A ‡ *	6,933	64,472
Newell Brands, Inc.	89,918	895,583
NVR, Inc. *	163	1,306,637
PulteGroup, Inc.	16,248	1,848,698
Toll Brothers, Inc.	11,900	1,616,139
Whirlpool Corp.	12,389	1,300,969
		11,776,721
Industrial Engineering — 2.1%
AGCO Corp.	14,327	1,496,169
Brunswick Corp.	19,102	1,288,239
Caterpillar, Inc.	15,337	5,696,775
CNH Industrial NV	135,726	1,748,151
Cummins, Inc.	7,165	2,552,531
Snap-on, Inc.	5,320	1,889,398
Stanley Black & Decker, Inc.	10,871	957,409
		15,628,672
Industrial Materials — 0.2%
International Paper Co.	29,500	1,641,085
Industrial Metals & Mining — 0.5%
Nucor Corp.	15,892	2,041,010
Reliance, Inc.	6,124	1,772,898
		3,813,908
Industrial Support Services — 2.1%
ADT, Inc.	112,654	865,183
Capital One Financial Corp.	16,893	3,441,273
Fidelity National Information Services, Inc.	11,179	910,753
Gates Industrial Corp. plc *	45,330	937,878
Genpact Ltd.	21,780	1,060,468
Global Payments, Inc.	12,052	1,360,068
ManpowerGroup, Inc.	20,578	1,239,207
MSC Industrial Direct Co., Inc., Class A	16,588	1,333,841
Robert Half, Inc.	18,186	1,178,271
Synchrony Financial	30,788	2,123,756
Western Union Co. (The)	109,401	1,129,019
		15,579,717
Industrial Transportation — 1.6%
Air Lease Corp.	7,996	369,415
Allison Transmission Holdings, Inc.	14,539	1,708,914

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
FedEx Corp.	10,668	2,825,633
Oshkosh Corp.	15,300	1,780,920
PACCAR, Inc.	24,487	2,715,119
Ryder System, Inc.	9,912	1,580,072
Schneider National, Inc., Class B	25,648	763,028
		11,743,101
Investment Banking & Brokerage Services — 1.7%
Bank of New York Mellon Corp. (The)	36,020	3,095,199
Franklin Resources, Inc.	49,722	1,105,817
Invesco Ltd.	76,254	1,466,364
Janus Henderson Group plc	33,087	1,486,599
Jefferies Financial Group, Inc.	10,246	787,815
Principal Financial Group, Inc.	21,211	1,748,847
State Street Corp.	21,824	2,217,755
Voya Financial, Inc.	9,138	648,707
		12,557,103
Leisure Goods — 1.1%
Garmin Ltd.	10,492	2,264,698
Harley-Davidson, Inc.	40,281	1,090,004
Hasbro, Inc.	14,125	816,990
Mattel, Inc. *	38,282	713,576
Polaris, Inc.	12,646	603,214
Pool Corp.	2,759	949,786
Thor Industries, Inc.	13,045	1,341,548
		7,779,816
Life Insurance — 0.7%
Lincoln National Corp.	17,287	607,811
Prudential Financial, Inc.	20,303	2,451,790
Unum Group	23,858	1,819,173
		4,878,774
Media — 2.0%
Fox Corp., Class A	36,441	1,865,050
Interpublic Group of Cos., Inc. (The)	43,953	1,260,133
News Corp., Class A	58,478	1,644,401
Nexstar Media Group, Inc.	9,014	1,381,125
Omnicom Group, Inc.	18,119	1,572,548
Paramount Global, Class B (a)	79,640	866,483
Sirius XM Holdings, Inc. (a)	30,572	734,034
Walt Disney Co. (The)	34,288	3,876,601
Warner Bros Discovery, Inc. *	121,370	1,267,103
		14,467,478
Medical Equipment & Services — 1.7%
Baxter International, Inc.	30,125	980,870
Becton Dickinson & Co.	1,923	476,135
Henry Schein, Inc. *	7,360	588,800

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Labcorp Holdings, Inc.	4,950	1,236,510
Medtronic plc	43,829	3,980,550
Quest Diagnostics, Inc.	11,780	1,921,318
Revvity, Inc.	8,480	1,069,583
Solventum Corp. *	4,754	352,081
Teleflex, Inc.	2,710	488,450
Zimmer Biomet Holdings, Inc.	11,740	1,285,295
		12,379,592
Mortgage Real Estate Investment Trusts — 0.7%
AGNC Investment Corp. (a)	83,137	828,876
Annaly Capital Management, Inc.	63,807	1,302,301
Rithm Capital Corp.	126,395	1,454,806
Starwood Property Trust, Inc.	64,320	1,244,592
		4,830,575
Non-life Insurance — 1.2%
American International Group, Inc.	29,900	2,202,434
Assured Guaranty Ltd.	16,208	1,533,277
Axis Capital Holdings Ltd.	13,526	1,231,137
First American Financial Corp.	21,491	1,358,661
Old Republic International Corp.	44,859	1,640,942
Reinsurance Group of America, Inc.	3,026	689,504
		8,655,955
Non-Renewable Energy — 3.4%
APA Corp.	53,487	1,172,970
Chevron Corp.	35,430	5,285,802
Civitas Resources, Inc.	32,501	1,649,751
Coterra Energy, Inc.	71,976	1,995,175
Devon Energy Corp.	26,133	891,135
Diamondback Energy, Inc.	3,912	642,976
HF Sinclair Corp.	29,061	1,048,521
Kinder Morgan, Inc.	99,517	2,734,727
Marathon Petroleum Corp.	17,125	2,495,284
Ovintiv, Inc.	35,689	1,506,790
Permian Resources Corp.	69,157	1,013,150
Phillips 66	21,374	2,519,353
Valero Energy Corp.	12,960	1,723,680
		24,679,314
Personal Care, Drug & Grocery Stores — 1.1%
Albertsons Cos., Inc., Class A	66,538	1,334,087
CVS Health Corp.	56,846	3,210,662
Kroger Co. (The)	40,601	2,502,646
Spectrum Brands Holdings, Inc.	7,647	646,630
		7,694,025
Personal Goods — 1.5%
Carter's, Inc.	20,494	1,105,036

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
Columbia Sportswear Co.	9,191	811,565
Crocs, Inc. *	8,037	820,337
Estee Lauder Cos., Inc. (The), Class A	14,242	1,188,210
NIKE, Inc., Class B	35,255	2,711,109
PVH Corp.	11,532	1,033,267
Ralph Lauren Corp.	7,288	1,819,814
Skechers U.S.A., Inc., Class A *	13,173	992,454
VF Corp.	28,681	744,846
		11,226,638
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.2%
Amgen, Inc.	16,249	4,637,789
Bristol-Myers Squibb Co.	63,244	3,728,234
Fortrea Holdings, Inc. *	23,448	394,161
Gilead Sciences, Inc.	40,573	3,943,696
Jazz Pharmaceuticals plc *	7,573	941,854
Johnson & Johnson	60,350	9,182,252
Merck & Co., Inc.	48,251	4,768,164
Organon & Co.	27,718	431,292
Perrigo Co. plc	29,522	735,393
Pfizer, Inc.	181,353	4,809,481
Royalty Pharma plc, Class A	32,948	1,040,498
United Therapeutics Corp. *	4,681	1,643,827
Viatris, Inc.	139,963	1,578,783
		37,835,424
Real Estate Investment Trusts — 2.4%
Cousins Properties, Inc.	27,648	844,093
EPR Properties	30,517	1,406,834
Gaming and Leisure Properties, Inc.	19,276	932,766
Highwoods Properties, Inc.	45,896	1,367,242
Host Hotels & Resorts, Inc.	55,280	923,729
Kilroy Realty Corp.	27,219	1,062,085
Kimco Realty Corp.	67,758	1,521,167
Medical Properties Trust, Inc. (a)	157,116	736,874
NNN REIT, Inc.	18,623	733,560
Omega Healthcare Investors, Inc.	40,933	1,516,977
Park Hotels & Resorts, Inc.	67,534	911,034
Regency Centers Corp.	2,507	180,103
Simon Property Group, Inc.	13,099	2,277,392
VICI Properties, Inc.	66,047	1,966,219
WP Carey, Inc.	16,128	901,716
		17,281,791
Retailers — 4.2%
Advance Auto Parts, Inc.	18,041	874,989
AutoNation, Inc. *	8,818	1,662,634
Bath & Body Works, Inc.	28,415	1,068,688
Best Buy Co., Inc.	19,135	1,642,931

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Capri Holdings Ltd. *	4,648	115,178
Dick's Sporting Goods, Inc.	7,406	1,777,810
Dillard's, Inc., Class A (a)	1,957	916,091
Dollar General Corp.	13,746	976,791
Gap, Inc. (The)	57,075	1,373,795
Home Depot, Inc. (The)	14,535	5,988,129
Kohl's Corp. (a)	67,699	894,304
Lithia Motors, Inc., Class A	4,502	1,693,202
Macy's, Inc.	87,297	1,360,087
Murphy USA, Inc.	2,322	1,167,757
Nordstrom, Inc.	47,663	1,153,445
Penske Automotive Group, Inc.	8,332	1,380,029
Tapestry, Inc.	29,055	2,119,272
Target Corp.	16,187	2,232,349
Williams-Sonoma, Inc.	10,489	2,217,060
		30,614,541
Software & Computer Services — 20.3%
Adobe, Inc. *	10,991	4,808,013
Akamai Technologies, Inc. *	18,481	1,846,252
Alphabet, Inc., Class A	84,344	17,207,863
Amdocs Ltd.	19,584	1,727,113
ANSYS, Inc. *	4,088	1,432,844
Aspen Technology, Inc. *	3,502	922,952
Bentley Systems, Inc., Class B	17,785	827,892
CACI International, Inc., Class A *	3,719	1,436,501
CCC Intelligent Solutions Holdings, Inc. *	67,689	752,025
Clarivate plc *	209,536	1,135,685
Cognizant Technology Solutions Corp., Class A	29,966	2,475,491
Concentrix Corp.	28,941	1,513,036
DocuSign, Inc. *	12,626	1,221,313
Dolby Laboratories, Inc., Class A	19,916	1,667,567
DoubleVerify Holdings, Inc. *	62,727	1,292,803
Dropbox, Inc., Class A *	56,083	1,803,068
Dun & Bradstreet Holdings, Inc.	124,109	1,526,541
DXC Technology Co. *	55,179	1,198,488
Dynatrace, Inc. *	18,962	1,095,056
EPAM Systems, Inc. *	7,264	1,844,765
F5, Inc. *	7,087	2,106,682
Gartner, Inc. *	2,047	1,111,173
Gen Digital, Inc.	59,938	1,612,932
Globant SA *	4,916	1,048,681
GoDaddy, Inc., Class A *	10,405	2,212,623
Hewlett Packard Enterprise Co.	91,913	1,947,636
IAC, Inc. *	16,854	713,430
Informatica, Inc., Class A *	32,128	825,047
International Business Machines Corp.	27,958	7,148,861
Intuit, Inc.	8,256	4,966,067

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
KBR, Inc.	27,847	1,515,434
Leidos Holdings, Inc.	12,142	1,724,528
Maplebear, Inc. *	37,129	1,792,588
Match Group, Inc.	43,429	1,550,415
Meta Platforms, Inc., Class A	23,633	16,287,391
Microsoft Corp.	29,115	12,084,472
Okta, Inc. *	12,264	1,155,514
Oracle Corp.	44,922	7,639,435
Parsons Corp. *	9,298	737,052
Paycom Software, Inc.	7,409	1,537,812
Pegasystems, Inc.	16,139	1,747,692
Pinterest, Inc., Class A *	35,747	1,178,221
PTC, Inc. *	6,590	1,275,033
Roper Technologies, Inc.	5,235	3,013,528
Salesforce, Inc.	25,902	8,850,713
Science Applications International Corp.	13,595	1,472,067
SS&C Technologies Holdings, Inc.	24,352	1,971,294
Teradata Corp. *	26,549	847,179
Twilio, Inc., Class A *	16,550	2,425,899
UiPath, Inc., Class A *	64,293	914,246
Unity Software, Inc. *	38,254	849,239
VeriSign, Inc. *	5,637	1,211,955
Workday, Inc., Class A *	7,341	1,923,782
Zoom Communications, Inc., Class A *	23,241	2,020,573
ZoomInfo Technologies, Inc. *	140,035	1,440,960
		148,595,422
Technology Hardware & Equipment — 15.4%
Amkor Technology, Inc.	33,151	815,846
Amphenol Corp., Class A	48,044	3,400,554
Analog Devices, Inc.	18,509	3,921,872
Apple, Inc.	59,166	13,963,176
Applied Materials, Inc.	28,314	5,106,430
Arrow Electronics, Inc. *	13,414	1,563,402
Avnet, Inc.	29,120	1,504,339
Broadcom, Inc.	73,007	16,154,259
CDW Corp.	11,323	2,254,862
Cirrus Logic, Inc. *	15,317	1,538,439
Corning, Inc.	48,253	2,513,016
Dell Technologies, Inc., Class C	18,308	1,896,709
Entegris, Inc.	9,969	1,012,252
GLOBALFOUNDRIES, Inc. * (a)	35,566	1,474,922
HP, Inc.	63,772	2,072,590
Intel Corp.	172,095	3,343,806
IPG Photonics Corp. *	13,742	1,007,701
Jabil, Inc.	13,424	2,180,192
KLA Corp.	5,197	3,836,633
Lam Research Corp.	49,878	4,042,612

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Marvell Technology, Inc.	32,238	3,638,381
Microchip Technology, Inc.	37,275	2,024,033
Micron Technology, Inc.	31,401	2,865,027
Monolithic Power Systems, Inc.	2,261	1,441,094
NetApp, Inc.	16,054	1,960,193
ON Semiconductor Corp. *	32,095	1,679,852
Onto Innovation, Inc. *	5,409	1,107,547
Qorvo, Inc. *	15,407	1,278,473
QUALCOMM, Inc.	35,750	6,182,248
Skyworks Solutions, Inc.	20,491	1,818,781
Super Micro Computer, Inc. *	27,424	782,132
TD SYNNEX Corp.	13,686	1,950,392
Teradyne, Inc.	13,690	1,585,165
Texas Instruments, Inc.	29,285	5,406,304
Universal Display Corp.	10,382	1,556,469
Vertiv Holdings Co., Class A	19,625	2,296,518
Western Digital Corp. *	17,805	1,159,640
		112,335,861
Telecommunications Equipment — 0.8%
Cisco Systems, Inc.	90,904	5,508,782
Telecommunications Service Providers — 1.2%
AT&T, Inc.	206,867	4,908,954
Comcast Corp., Class A	80,681	2,715,722
Verizon Communications, Inc.	36,353	1,431,945
		9,056,621
Tobacco — 0.8%
Altria Group, Inc.	66,161	3,455,589
Philip Morris International, Inc.	16,138	2,101,168
		5,556,757
Travel & Leisure — 2.4%
Aramark	23,623	919,171
Boyd Gaming Corp.	17,215	1,319,530
Darden Restaurants, Inc.	10,183	1,988,129
Delta Air Lines, Inc.	30,689	2,064,449
Hyatt Hotels Corp., Class A (a)	5,372	850,012
Las Vegas Sands Corp.	21,650	992,219
Marriott Vacations Worldwide Corp.	15,794	1,370,445
MGM Resorts International *	35,596	1,227,350
Travel + Leisure Co.	25,700	1,397,052
United Airlines Holdings, Inc. *	21,648	2,291,224
Vail Resorts, Inc.	4,655	791,909
Wendy's Co. (The)	56,916	844,064

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Wyndham Hotels & Resorts, Inc.	9,387	985,823
Wynn Resorts Ltd.	9,988	867,458
		17,908,835
Total Common Stocks (Cost $663,455,089)		728,904,140
Short-Term Investments — 1.0%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c)(Cost $1,024,620)	1,024,620	1,024,620
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $6,253,123)	6,253,123	6,253,123
Total Short-Term Investments (Cost $7,277,743)		7,277,743
Total Investments — 100.8% (Cost $670,732,832)		736,181,883
Liabilities in Excess of Other Assets — (0.8)%		(5,519,427)
NET ASSETS — 100.0%		730,662,456

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $6,038,341.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	5	03/21/2025	USD	1,516,063	10,502

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$10,529,111	$—	$—	$10,529,111
Automobiles & Parts	11,719,237	—	—	11,719,237
Banks	44,120,685	—	—	44,120,685
Beverages	1,538,858	—	—	1,538,858
Chemicals	5,019,207	—	—	5,019,207
Construction & Materials	10,169,164	—	—	10,169,164
Consumer Services	5,749,137	—	—	5,749,137
Electricity	13,650,775	—	—	13,650,775

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic & Electrical Equipment	$8,446,203	$—	$—	$8,446,203
Finance & Credit Services	4,779,019	—	—	4,779,019
Food Producers	13,879,212	—	—	13,879,212
Gas, Water & Multi-utilities	4,453,194	—	—	4,453,194
General Industrials	17,903,578	—	—	17,903,578
Health Care Providers	22,920,252	—	—	22,920,252
Household Goods & Home Construction	11,712,249	—	64,472	11,776,721
Industrial Engineering	15,628,672	—	—	15,628,672
Industrial Materials	1,641,085	—	—	1,641,085
Industrial Metals & Mining	3,813,908	—	—	3,813,908
Industrial Support Services	15,579,717	—	—	15,579,717
Industrial Transportation	11,743,101	—	—	11,743,101
Investment Banking & Brokerage Services	12,557,103	—	—	12,557,103
Leisure Goods	7,779,816	—	—	7,779,816
Life Insurance	4,878,774	—	—	4,878,774
Media	14,467,478	—	—	14,467,478
Medical Equipment & Services	12,379,592	—	—	12,379,592
Mortgage Real Estate Investment Trusts	4,830,575	—	—	4,830,575
Non-life Insurance	8,655,955	—	—	8,655,955
Non-Renewable Energy	24,679,314	—	—	24,679,314
Personal Care, Drug & Grocery Stores	7,694,025	—	—	7,694,025
Personal Goods	11,226,638	—	—	11,226,638
Pharmaceuticals, Biotechnology & Marijuana Producers	37,835,424	—	—	37,835,424
Real Estate Investment Trusts	17,281,791	—	—	17,281,791
Retailers	30,614,541	—	—	30,614,541
Software & Computer Services	148,595,422	—	—	148,595,422
Technology Hardware & Equipment	112,335,861	—	—	112,335,861
Telecommunications Equipment	5,508,782	—	—	5,508,782
Telecommunications Service Providers	9,056,621	—	—	9,056,621
Tobacco	5,556,757	—	—	5,556,757
Travel & Leisure	17,908,835	—	—	17,908,835
Total Common Stocks	728,839,668	—	64,472	728,904,140
Short-Term Investments
Investment Companies	1,024,620	—	—	1,024,620
Investment of Cash Collateral from Securities Loaned	6,253,123	—	—	6,253,123
Total Short-Term Investments	7,277,743	—	—	7,277,743
Total Investments in Securities	$736,117,411	$—	$64,472	$736,181,883
Appreciation in Other Financial Instruments
Futures Contracts	10,502	—	—	10,502
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$5,014,297	$21,444,580	$20,205,754	$—	$—	$6,253,123	6,253,123	$74,322	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	407,337	10,566,224	9,948,941	—	—	1,024,620	1,024,620	13,890	—
Total	$5,421,634	$32,010,804	$30,154,695	$—	$—	$7,277,743		$88,212	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.